UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

Marketfield Fund

Semi-Annual Report

June 30, 2010

Investment Adviser

Marketfield Asset Management, LLC
292 Madison Avenue
14th Floor
New York, New York 10017
www.marketfield.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	6
SCHEDULE OF INVESTMENTS	8
SCHEDULE OF SECURITIES SOLD SHORT	12
SCHEDULE OF OPTIONS WRITTEN	13
STATEMENT OF ASSETS AND LIABILITIES	14
STATEMENT OF OPERATIONS	15
STATEMENT OF CHANGES IN NET ASSETS	16
FINANCIAL HIGHLIGHTS	17
NOTES TO FINANCIAL STATEMENTS	18
ADDITIONAL INFORMATION	28

Dear Shareholders,

For the six months ended June 30, 2010, the Marketfield Fund had a total return of +1.27%, compared to -6.65% for the S&P 500 Index.  The Fund’s second quarter returns as compared to the weak returns of the S&P were assisted by our avoidance of the integrated global financial sector.

The great divergence between public and private sectors widened further in June.  Beyond their contrasting performance, we are now seeing contrasting economic data emanating from the two.  Reports from government sources painted a much darker picture of the economy than their private sector counterparts.  The gulf was particularly wide between official reports of second quarter gross domestic product (GDP) and second quarter corporate performance.

We have always been suspicious about the accuracy of government data, particularly after looking closely at the collection and adjustment methodologies.  The best way to characterize most of the reports coming out of federal agencies is as “guesses of estimates”, subject to interminable revision.  The general lack of competence displayed by government in a wide variety of endeavor should make their struggles with economic measurement and forecasting unsurprising.  What does surprise us is the degree to which presumably long term investors react to every individual report in spite of clear evidence that there is no predictive value (or accuracy) in any of them.

Worries about labor markets seem to predominate.  We would emphasize that for the past four or five decades, employment and unemployment statistics have had no predictive value whatsoever regarding the course of capital markets.  We happen to be in a cycle where the brunt of the destructive effects of recent and proposed legislative initiatives is going to be reflected in labor markets.  Looming health care mandates, compulsory unionization, employer liability for undocumented workers, tax increases and a general expansion of business liability make managers and entrepreneurs wary of committing investment capital.  Because capital formation is a necessary precondition for the employment of labor, a subnormal rate of hiring growth is probably the clearest indication of the poor policy array coming from Washington.

In spite of the wasted energy being spent by the private sector to sidestep the most harmful legislative and regulatory initiatives on the horizon, corporate performance continues to excel.  By most measures, and particularly in light of current interest rates, equity valuations in developed markets are modest.  It is our sense that a good portion of the restrained valuation reflects political risks in the United States.  Substantial increases in taxes on capital and its outputs have the potential to further depress overall activity and maintain pressure on equity valuations, particularly among domestically focused companies.

We have continued to increase our equity exposure to Western European industrials and reduce short positions in emerging markets, most of which held up well during the second quarter correction.  As we have said for several years, we are caught between a restructured and well performing corporate sector in a growing global economy and a declining and generally incompetent public sector, which, to date, seems unconcerned about the economic harm engendered by its policy pursuits.  It is our sense that some more constructive resolution may be in the offing as the election season approaches, but we remain acutely aware of the risks should nothing change.

Michael C. Aronstein
President

The information provided herein represents the opinion of the Portfolio Manager and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in smaller companies which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested, however a mutual fund investor’s risk is limited to the amount invested in a fund. The Fund may also use options and future contracts, which may have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Current and future portfolio holdings are subject to risk.

The Marketfield Fund is distributed by Quasar Distributors, LLC.

MARKETFIELD FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Marketfield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual**	$1,000.00	$1,012.70	$10.93
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.93	$10.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investing in the Fund would be $8.73.
***	Excluding dividends on short positions, your hypothetical cost of investing in the Fund would be $8.75.

MARKETFIELD FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is capital appreciation and income. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed- income, securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Adviser. The Fund’s allocation of portfolio assets as of June 30, 2010 is shown below.

Allocation of Portfolio Assets % of Net Assets

Total Returns as of June 30, 2010

	Marketfield	S&P 500
	Fund	Index
Six Months	1.27%	(6.65)%
One Year	20.12%	14.43%
Average Annual Since Inception (7/31/07)	6.46%	(9.10)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-236-4298. The Fund imposes a 1.00% redemption fee on shares held less than sixty days. Performance quoted reflects the redemption fee. If redemption fee were not reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

(continued)

MARKETFIELD FUND
Investment Highlights (continued)
(Unaudited)

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Growth of $25,000 Investment

* Inception Date

MARKETFIELD FUND
Schedule of Investments
June 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS 77.40%
Air Transportation 4.94%
Continental Airlines, Inc. (a)	237,000	$5,214,000
JetBlue Airways Corp. (a)	434,500	2,385,405
US Airways Group, Inc. (a)(d)	673,000	5,794,530
		13,393,935
Building Material and Garden Equipment and Supplies Dealers 1.27%
Home Depot, Inc.	122,500	3,438,575
Chemical Manufacturing 4.35%
BASF SE (c)	81,000	4,468,194
BASF SE (c)	19,500	1,135,875
EI du Pont de Nemours & Co.	106,700	3,690,753
The Procter & Gamble Co. (d)	41,800	2,507,164
		11,801,986
Computer and Electronic Product Manufacturing 4.37%
Cisco Systems, Inc. (a)	205,000	4,368,550
Cypress Semiconductor Corp. (a)	227,300	2,282,092
Intel Corp.	130,600	2,540,170
Texas Instruments, Inc.	113,700	2,646,936
		11,837,748
Construction of Buildings 3.60%
DR Horton, Inc.	165,800	1,629,814
KB Home	118,300	1,301,300
MDC Holdings, Inc.	61,500	1,657,425
Ryland Group, Inc. (d)	106,500	1,684,830
Standard Pacific Corp. (a)	568,000	1,891,440
Toll Brothers, Inc. (a)	98,300	1,608,188
		9,772,997
Credit Intermediation and Related Activities 1.44%
Flagstar Bancorp, Inc. (a)	265,330	833,136
Regions Financial Corp. (d)	465,800	3,064,964
		3,898,100
Data Processing, Hosting & Related Services 1.77%
Google, Inc. (a)(d)	10,800	4,805,460
Electrical Equipment, Appliance, and Component Manufacturing 1.90%
Corning, Inc.	155,800	2,516,170
Whirlpool Corp.	30,000	2,634,600
		5,150,770

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2010
(Unaudited)

	Shares	Value
Food and Beverage Stores 0.95%
Whole Foods Market, Inc. (a)	71,700	$2,582,634
Food Manufacturing 6.62%
Campbell Soup Co. (d)	110,800	3,969,964
General Mills, Inc. (d)	146,700	5,210,784
HJ Heinz Co. (d)	85,800	3,708,276
Kellogg Co. (d)	100,000	5,030,000
		17,919,024
Food Services and Drinking Places 0.99%
McDonald’s Corp.	40,800	2,687,496
Forestry and Logging 0.93%
Weyerhaeuser Co.	72,000	2,534,400
General Merchandise Stores 2.22%
Costco Wholesale Corp. (d)	60,300	3,306,249
Wal-Mart de Mexico SAB de CV (c)	680,000	1,506,373
Wal-Mart de Mexico SAB de CV (c)	540,000	1,198,800
		6,011,422
Machinery Manufacturing 5.62%
Cummins, Inc.	57,500	3,744,975
Deere & Co. (d)	62,800	3,496,704
Martin Marietta Materials, Inc.	31,700	2,688,477
WW Grainger, Inc. (d)	53,200	5,290,740
		15,220,896
Management of Companies and Enterprises 1.27%
Huntington Bancshares, Inc.	623,000	3,451,420
Mining (except Oil and Gas) 0.75%
Thompson Creek Metals Co., Inc. (a)(c)	235,000	2,039,800
Motion Picture and Sound Recording Industries 1.82%
Walt Disney Co. (d)	157,100	4,948,650
Nonmetallic Mineral Product Manufacturing 0.96%
Cemex SAB de CV - ADR (a)	269,496	2,606,026
Paper Manufacturing 2.03%
Kimberly-Clark Corp.	90,800	5,505,204
Petroleum and Coal Products Manufacturing 3.01%
Sunoco, Inc. (d)	137,500	4,780,875
Valero Energy Corp. (d)	187,500	3,371,250
		8,152,125

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2010
(Unaudited)

	Shares	Value
Pipeline Transportation 1.38%
Williams Companies, Inc.	205,000	$3,747,400
Primary Metal Manufacturing 0.91%
Carpenter Technology Corp.	75,400	2,475,382
Professional, Scientific, and Technical Services 1.80%
International Business Machines Corp. (d)	39,600	4,889,808
Publishing Industries (except Internet) 4.24%
Autodesk, Inc. (a)	175,000	4,263,000
Intuit, Inc. (a)(d)	128,300	4,460,991
SAP AG — ADR	62,500	2,768,750
		11,492,741
Rail Transportation 2.42%
Norfolk Southern Corp.	49,000	2,599,450
Union Pacific Corp.	57,100	3,969,021
		6,568,471
Real Estate 1.33%
Grubb & Ellis Co. (a)	797,400	781,452
The St. Joe Co. (a)	121,700	2,818,572
		3,600,024
Securities and Other Financial Investments 1.42%
KKR Financial Holdings LLC	283,800	2,117,148
Shariah Capital, Inc. (a)(b)	19,600	25,480
Tetragon Financial Group Ltd. (a)(c)	290,000	1,200,600
Tetragon Financial Group Ltd. (a)(c)	123,700	512,118
		3,855,346
Telecommunications 1.47%
America Movil SAB de CV - ADR (d)	84,200	3,999,500
Transportation Equipment Manufacturing 2.69%
Daimler AG (a)(c)	102,300	5,171,265
Honda Motor Co., Ltd. — ADR	73,600	2,116,000
		7,287,265
Truck Transportation 3.03%
JB Hunt Transport Services, Inc.	75,600	2,469,852
Landstar System, Inc.	71,800	2,799,482
Old Dominion Freight Line, Inc. (a)	83,600	2,937,704
		8,207,038

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2010
(Unaudited)

	Shares	Value
Utilities 5.90%
American Electric Power Co., Inc.	84,000	$2,713,200
Dominion Resources, Inc.	67,000	2,595,580
Duke Energy Corp.	167,000	2,672,000
Mirant Corp. (a)	235,000	2,481,600
NextEra Energy, Inc.	55,000	2,681,800
Southern Co.	85,800	2,855,424
		15,999,604
TOTAL COMMON STOCKS (Cost $215,404,809)		209,881,247
REAL ESTATE INVESTMENT TRUSTS 0.28%
iStar Financial, Inc. (a)	170,500	760,430
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $900,646)		760,430
EXCHANGE-TRADED FUNDS 7.79%
iShares MSCI Mexico Investable Market Index Fund (d)	166,000	7,949,740
Market Vectors-Agribusiness (d)	84,800	3,072,304
ProShares UltraShort Basic Materials (a)	57,500	2,578,300
ProShares UltraShort MSCI Emerging Markets (a)	50,900	2,873,305
SPDR KBW Regional Banking	97,000	2,239,730
SPDR S&P Homebuilders	169,000	2,416,700
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,362,898)		21,130,079

	Contracts
PURCHASED OPTIONS 0.10%
iShares FTSE/Xinhua China 25 Index Fund
Expiration: July, 2010, Exercise Price: $39.000	2,500	247,500
Expiration: July, 2010, Exercise Price: $43.000	2,500	15,000
TOTAL PURCHASED OPTIONS (Cost $311,820)		262,500

	Principal
	Amount
SHORT-TERM INVESTMENTS 10.88%
AIM STIT — Treasury Portfolio	$29,514,867	29,514,867
TOTAL SHORT-TERM INVESTMENTS (Cost $29,514,867)		29,514,867
Total Investments (Cost $268,495,040) 96.45%		261,549,123
Other Assets in Excess of Liabilities 3.55%		9,621,383
TOTAL NET ASSETS 100.00%		$271,170,506
_______
Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a) Non-income producing security.
(b) The Advisor has determined this security to be illiquid.
(c) Foreign security.
(d) All or a portion of this security is pledged as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Securities Sold Short
June 30, 2010
(Unaudited)

	Shares	Value
Deutsche Bank AG(2)	41,300	$2,319,408
Eaton Vance Corp.	82,600	2,280,586
Invesco Ltd.(2)	289,000	4,863,870
iShares MSCI Australia Index Fund(1)	273,600	5,192,928
iShares MSCI Brazil Index Fund(1)	181,500	11,245,740
iShares MSCI Emerging Markets Index Fund(1)	287,200	10,718,304
JPMorgan Chase & Co.	118,100	4,323,641
Markets Vectors - Gold Miners ETF(1)	160,000	8,313,600
Morgan Stanley	179,100	4,156,911
Novagold Resources, Inc.(2)	276,900	1,932,762
Petroleo Brasileiro SA - ADR	145,000	4,976,400
Rio Tinto PLC — ADR	57,000	2,485,200
Teck Resources Ltd.(2)	81,600	2,413,728
Total Securities Sold Short (Proceeds $71,410,373)		$65,223,078
_______
(1) Exchange-Traded Fund
(2) Foreign security

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Options Written
June 30, 2010
(Unaudited)

	Contracts	Value
CALL OPTIONS
iShares FTSE/Xinhua China 25 Index Fund
Expiration: July, 2010, Exercise Price: $40.00	2,500	$157,500
Total Options Written (Premiums received $317,910)		$157,500

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments, at value (cost $268,495,040)	$261,549,123
Deposit for short sales at broker	66,824,898
Receivable for investments sold	9,519,176
Receivable for Fund shares issued	691,696
Dividends and interest receivable	129,350
Other assets and prepaid expenses	35,872
Total Assets	338,750,115

Liabilities
Securities sold short, at market value (proceeds $71,410,373)	65,223,078
Written options, at value (premiums received $317,910)	157,500
Payable for investments purchased	1,529,906
Payable to Adviser	344,852
Payable for Fund shares redeemed	215,602
Payable to affiliates	93,340
Dividends payable on short positions	15,331
Total Liabilities	67,579,609
Net Assets	$271,170,506

Net Assets Consist Of:
Paid-in capital	$266,609,843
Accumulated net investment loss	(1,191,766)
Accumulated net realized gain	6,351,703
Net unrealized appreciation (depreciation) on:
Investments	(6,896,597)
Foreign currency translation	(1,062)
Purchased options	(49,320)
Written options	160,410
Securities sold short	6,187,295
Net Assets	$271,170,506
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	22,605,142
Net asset value, redemption price and offering price per share(1)	$12.00
_______
(1) If applicable, redemption price per share may be reduced by a 1.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Operations

For the Six
Months Ended
June 30, 2010
(Unaudited)
Investment Income
Dividend income(1)	$968,016
Interest income	4,547
Total Investment Income	972,563
Expenses
Advisory fees	1,301,285
Dividends on short positions	394,231
Administration fees	100,649
Fund accounting fees	34,039
Custody fees	22,320
Audit and tax fees	22,143
Legal fees	20,203
Transfer agent fees and expenses	13,042
Federal and state registration fees	11,123
Reports to shareholders	6,661
Chief Compliance Officer fees and expenses	4,028
Trustees’ fees and related expenses	3,104
Interest expense	1,474
Other expenses	14,700
Total Expenses	1,949,002
Expense Recovery by Adviser (Note 5)	83,809
Net Expenses	2,032,811
Net Investment Loss	(1,060,248)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,637,534
Foreign currency translation	31,094
Purchased options	(967,817)
Written options	628,534
Futures contracts closed	10,145
Short transactions	(401,030)
Net realized gain on Investments	6,938,460
Change in net unrealized appreciation (depreciation) on:
Investments	(20,501,881)
Foreign currency translation	139
Purchased options	(51,520)
Written options	160,410
Short transactions	5,914,780
Net Realized and Unrealized Loss on Investments	(7,539,612)
Net Decrease in Net Assets from Operations	$(8,599,860)
_______
(1) Net of withholding taxes of $23,393.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Changes in Net Assets

	Six Months
	Ended	Period from
	June 30, 2010	June 1, 2009 to
	(Unaudited)	December 31, 2009
From Operations
Net investment loss	$(1,060,248)	$(407,561)
Net realized gain (loss) from:
Investments	7,637,534	4,258,075
Foreign currency translation	31,094	583
Purchased options	(967,817)	(58,883)
Written options	628,534	—
Futures contracts closed	10,145	2,279,172
Short transactions	(401,030)	(2,294,176)
Net realized gain before income taxes	6,938,460	4,184,771
Income tax expense	—	(132,908)
Net realized gain on Investments	6,938,460	4,051,863
Change in net unrealized appreciation (depreciation) on:
Investments	(20,501,881)	7,139,786
Foreign currency translation	139	(681)
Purchased options	(51,520)	(38,283)
Written options	160,410	—
Futures contracts	—	(1,082,702)
Short transactions	5,914,780	439,915
Net increase (decrease) in net assets from operations	(8,599,860)	10,102,337
From Capital Share Transactions
Proceeds from shares sold	196,081,750	50,230,973
Payments for shares redeemed*	(14,813,930)	(4,874,928)
Net increase in net assets from capital share transactions	181,267,820	45,356,045
Total Increase in Net Assets	172,667,960	55,458,382
Net Assets:
Beginning of period	98,502,546	43,044,164
End of period	$271,170,506	$98,502,546
Accumulated net investment loss	$(1,191,766)	$(131,518)
_______ *Net of redemption fees of	$4,068	$1,127

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period Ended
	June 30, 2010		June 1, 2009 to		Year Ended		Period Ended
	(Unaudited)		December 31, 2009		May 31, 2009		May 31, 2008(1)
Net Asset Value, Beginning of Period	$11.84		$10.18		$10.76		$10.00
Income (loss) from investment operations:
Net investment loss	(0.06)		(0.06)		(0.03)		(0.05)
Net realized and unrealized
gain (loss) on investments	0.22		1.72		(0.55)		0.81
Total from Investment Operations	0.16		1.66		(0.58)		0.76
Less distributions paid:
From net realized gain on investments	—		—		(0.00	)(8)	—
Total distributions paid	—		—		(0.00	)(8)	—
Net Asset Value, End of Period	$12.00		$11.84		$10.18		$10.76
Total Return(2)	1.27%		16.40%		(5.36)%		7.60%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$271,171		$98,503		$43,044		$11,684
Ratio of expenses to average net assets:
Before waivers, reimbursements
and recoupments of expenses(3)	2.10	%(4)	2.58	%(5)	2.67	%(4)	5.98	%(4)
After waivers, reimbursements
and recoupments of expenses(3)	2.19	%(4)	2.43	%(5)	2.24	%(4)	2.97	%(4)
Ratio of net investment loss to average net assets:
Before waivers, reimbursements
and recoupments of expenses(3)	(1.05	)%(6)	(1.48	)%(7)	(0.92	)%(6)	(4.33	)%(6)
After waivers, reimbursements
and recoupments of expenses(3)	(1.14	)%(6)	(1.33	)%(7)	(0.49	)%(6)	(1.32	)%(6)
Portfolio turnover rate(2)	104.42%		78.10%		226.79%		123.43%
_______
(1)	The Fund commenced operations on July 31, 2007.
(2)	Not annualized for periods less than a full year.
(3)	Annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends and interest expense on short positions were 1.84% and 1.75%, 2.24% and 1.81%, and 5.01% and 2.00%, for the periods ended June 30, 2010 and May 31, 2009 and May 31, 2008, respectively.

(5)
The ratio of expenses to average net assets includes dividends on short positions and tax expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and tax expense were 1.90% and 1.75% respectively.

(6)	The net investment loss ratios include dividends and interest expense on short positions.
(7)	The net investment loss ratios include dividends on short positions and tax expense.
(8)	Distributions paid from net realized gain on investments rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Notes to Financial Statements
June 30, 2010
(Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Marketfield Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Marketfield Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Foreign securities are valued at the last current sale price on the principal exchange.  As a result, it is possible that the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time (close of the New York Stock Exchange) but after the close of the primary market or exchange on which the security is traded.  Securities for which market quotations have been materially affected by events occurring before the close of NYSE but after the close of the securities’ primary markets, are valued at fair value as determined in good faith according to procedures approved by the Trust’s Board of Trustees.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments carried at fair value as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Finance and Insurance	$29,618,475	$25,480	$—	$29,643,955
Manufacturing	86,419,619	—	—	86,419,619
Transportation and Warehousing	31,916,844	—	—	31,916,844
Retail Trade	12,032,631	—	—	12,032,631
Information	20,297,701	—	—	20,297,701
Construction	9,772,997	—	—	9,772,997
Management of Companies and Enterprises	3,451,420	—	—	3,451,420
Arts and Entertainment and Recreation	4,948,650	—	—	4,948,650
Agriculture, Forestry, Hunting and Fishing	2,534,400	—	—	2,534,400
Mining	3,175,675	—	—	3,175,675
Utilities	15,999,604	—	—	15,999,604
Wholesale Trade	5,290,740	—	—	5,290,740
Accommodation and Food Services	2,687,496	—	—	2,687,496
Real Estate and Rental and Leasing	3,600,024	—	—	3,600,024
Total Equity	231,746,276	25,480	—	231,771,756
Purchased Options	262,500	—	—	262,500
Short-Term Investments	29,514,867	—	—	29,514,867
Total Investments in Securities	$261,523,643	$25,480	$—	$261,549,123
Liabilities:
Written Options	$157,500	$—	$—	$157,500
Short Sales	$65,223,078	$—	$—	$65,223,078

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options, futures contracts and options on futures contracts as a principal investment strategy.  Derivatives, such as options, futures contracts and options on futures, may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments.  The Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and may limit the potential for growth in the value of Fund shares.  Certain types of derivatives may create leverage insofar as the Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments*	Balance Sheet Location	Value
Purchased Options	Assets, Investments at Value	$262,500
Written Options	Liabilities, Written options	157,500
Total		$420,000
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Statement of
Derivatives not accounted for as hedging instruments*	Operations Location	Value
	Net realized gain (loss)
Purchased options	on purchased options	$(967,817)
	Net realized gain (loss)
Written options	on options written	628,534
	Net realized gain (loss)
Futures Contracts	on futures contracts closed	10,145
Total		$(329,138)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Statement of
Derivatives not accounted for as hedging instruments *	Operations Location	Value
	Change in net unrealized
	appreciation (depreciation)
Purchased options	on purchased options	$(51,520)
	Change in net unrealized
	appreciation (depreciation)
Written options	on written options	160,410
Total		$108,890

(b)	Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

At June 30, 2010 the Fund’s deposit for short sales at broker was with Barclays Capital Prime Services. The Adviser determined, based on information available at the time, that the creditworthiness of Barclays PLC long-term and short-term debt is satisfactory. However, there is no guarantee that the Adviser’s determination is correct or will remain accurate. The Fund’s deposit for short sales at broker was $66,824,898 and in excess of margin requirements covering the Fund’s liability for securities sold short of $65,223,078. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

When the Fund purchases an option, the Fund pays a non-refundable premium to the seller (writer) of the option. The Fund includes the premium paid in the Statement of Assets and Liabilities as an equivalent asset. The amount of the asset is subsequently marked to market to reflect the current value of the option purchased.

Options expose the Fund to counterparty credit risk. The Fund will not enter into these transactions unless it owns either 1) an offsetting position in securities or other options or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover potential obligations.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

Transactions in options written during the six months ended June 30, 2010 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	9,900	2,030,445
Options terminated in closing transactions	(7,400)	(1,712,535)
Options exercised	0	0
Options expired	0	0
Outstanding, end of period	2,500	$317,910

(e)	Futures

The Fund may enter into futures contracts trades on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash at least equal to the daily fluctuation of value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for the futures contacts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents, or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in securities or 2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

(f)	Federal Income Taxes

For the period June 1, 2009 through December 31, 2009, the Fund is treated as a C corporation for income tax purposes and as such will be obligated to pay federal and state income tax on its taxable income.  Currently, the highest regular marginal federal income tax rate for a corporation is 35 percent.  The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.

Due to significant non-qualifying income earned by the Fund on its investments in futures on commodities and other financial instruments, the Fund will be classified as a C corporation for federal income tax purposes and will not qualify as a regulated investment company (“RIC”), as defined by the Internal Revenue Code, for the period from June 1, 2009 to December 31, 2009.  The Adviser anticipates that the Fund’s failure to qualify as a RIC will be temporary and the Fund will be taxable as a C corporation only for the period from June 1, 2009 through December 31, 2009.  It is the Adviser’s intent that the Fund will once again qualify as a RIC for the Fund’s next fiscal year ending on December 31, 2010 and in future years.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

(g)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Due to its C corporation status for the year ended December 31, 2009, the Fund will need to distribute its accumulated C corporation profits by the end of 2010 in order to re-establish RIC status for 2010.  The amount of accumulated C corporation profits which need to be distributed in 2010 is approximately $436,000, all of which will be distributed as ordinary income for tax purposes.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $1,127 during the period from June 1, 2009 to December 31, 2009. During the six months ended June 30, 2010, the Fund retained $4,068 of redemption fees.

(j)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Change in Fiscal Year-End

At a meeting of the Board of Trustees (the “Board”) of the Trust held on December 21, 2009, the Adviser recommended that the Board approve a change in the Fund’s fiscal year-end from May 31st to December 31st. The change was effective as of December 31, 2009.  This means that the Fund’s most recent tax year was a short tax year, from June 1st to December 31, 2009, and that subsequent tax years will be on the calendar year, from January 1st to December 31st.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

(4)	Federal Tax Matters

Total income tax expense differs from the amount computed by applying the federal statutory income tax rate of 35 percent to net investment loss and realized and unrealized gains as of December 31, 2009, as follows:

Period from
June 1, 2009 to
December 31, 2009
Tax computed at statutory rates	$3,434,795
Increase (decrease) in taxes resulting from:
State taxes, net of federal benefit	30,928
Dividends received deduction	(87,134)
Net unrealized gains not taxed	(2,195,732)
Other temporary book/tax differences not taxed	(1,088,443)
Other	38,494
Current income tax expense	$132,908

The Fund intends to re-establish RIC status for 2010 and beyond; therefore, the Fund has not recorded deferred taxes as of December 31, 2009. Accordingly, temporary differences during the period June 1, 2009 through December 31, 2009 impact the effective tax rate as noted above.

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Tax cost of investments	$85,809,116
Unrealized appreciation	13,565,192
Unrealized depreciation	(1,110,088)
Net unrealized appreciation	12,455,104
Undistributed ordinary income	436,304
Undistributed long-term capital gain	—
Total distributable earnings	436,304
Other accumulated gains	269,115
Total accumulated gains	$13,160,523

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments and relate primarily to reclassification of the character of total distributable earnings from capital to ordinary:

Undistributed Net Investment Income (Loss)	$414,385
Accumulated Net Realized Gain (Loss)	$(421,079)
Paid-in Capital	$6,694

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

benefits for the year ended May 31, 2009 and the period from June 1, 2009 to December 31, 2009. At December 31, 2009, tax years that remain open to examination in the Fund’s major tax jurisdictions include the years ended May 31, 2008, May 31, 2009 and December 31, 2009.

(5)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.40% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 31, 2011 and for an indefinite period thereafter at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s total operating expenses (excluding income tax expenses, dividends on short positions and acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets (the “Expense Limitation Cap”). For the six months ended June 30, 2010 expenses of $83,809 previously waived by the Adviser were recouped by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

May 31, 2011	$ 51,353
May 31, 2012	$113,579
December 31, 2013	$ 59,193

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

		Period from
	Six Months Ended	June 1, 2009 to
	June 30, 2010	December 31, 2009
Shares sold	15,466,823	4,534,712
Shares redeemed	(1,178,201)	(446,895)
Net increase	14,288,622	4,087,817

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2010, were $326,946,495 and $162,932,769, respectively.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2010
(Unaudited)

(9)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06,Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

MARKETFIELD FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-236-4298.

Independent Trustees

				Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	23	Independent Trustee, USA
615 E. Michigan St.		Term; Since	Marquette University (2004–present);		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Associate Professor of Accounting,		investment company with
Age: 55		2001	Marquette University (1996–2004).		two portfolios).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest Airlines, Inc. (airline	23	Independent Trustee, USA
615 E. Michigan St.		Term; Since	company) (1986–Present); Director,		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Flight Standards & Training (1990–1999).		investment company with
Age: 53		2001			two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief Administrative	23	None.
615 E. Michigan St.		Term; Since	Officer (“CAO”) and Chief Compliance
Milwaukee, WI 53202		October 23,	Officer (“CCO”), Granite Capital
Age: 67		2009	International Group, L.P. (an investment
			management firm) (1994–Present); Vice
			President, Secretary, Treasurer and CCO
			of Granum Series Trust (an open-end
			investment company) (1997–2007);
			President, CAO and CCO, Granum
			Securities, LLC (a broker-dealer)
			(1997–2007).

MARKETFIELD FUND
Additional Information (continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S. Bancorp	23	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Fund Services, LLC (1994–Present).		(an open-end investment
Milwaukee, WI 53202	and Trustee	August 22,			company with ten
Age: 48		2001			portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
two portfolios).

John Buckel	Vice President,	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 10,	(2004–present); UMB Investment
Age: 52	Accounting	2008 (Vice	Services Group (2000–2004).
	Officer	President);
Since
September 10,
2008
(Treasurer)

Kristin M. Cuene	Chief	Indefinite	Attorney, Compliance Officer, U.S.	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer	January 23,	(2008–present); Attorney, Investment
Age: 50		2009 (CCO);	Management, Quarles & Brady, LLP
		Since January	(2007–2008); Student, University of
		18, 2010	Pennsylvania (2004–2007).
(AML Officer)

Rachael A. Spearo	Secretary	Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 30		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202		January 10,
Age: 36		2008
__________
(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-236-4298. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-888-236-4298, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

MARKETFIELD FUND

Investment Adviser	Marketfield Asset Management, LLC
292 Madison Avenue
14th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 5, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   9/2/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   9/2/2010

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   9/2/2010